Risk management - Schedule of maturity analysis of assets and guarantees received and committed (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	€ 1,797,062	€ 1,734,659	€ 1,595,835
Liquidity risk | On-balance-sheet assets | With mortgage guarantee
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	306,300
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | Unmatured
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	40,800
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 1 month
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	49,300
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 1 to 3 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	21,600
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 3 to 12 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	39,700
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 1 to 2 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	40,800
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 2 to 3 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	27,900
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 3 to 5 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	55,000
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 5 to 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	17,400
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | More than 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	13,800
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	138,800
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | Unmatured
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	31,600
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 1 month
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	72,300
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 1 to 3 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	17,600
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 3 to 12 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	11,000
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 1 to 2 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	3,200
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 2 to 3 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	2,500
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 3 to 5 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	600
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 5 to 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	0
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | More than 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	€ 0